GOODWILL AND INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 13,470,000	$ 13,470,000	$ 13,200,000
Accumulated Amortization	8,011,599	7,327,933	5,747,941
Net Carrying Amount	5,458,401	6,142,067	7,452,059
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	8,290,000	8,290,000	8,130,000
Accumulated Amortization	5,314,182	4,880,016	3,787,406
Net Carrying Amount	2,975,818	3,409,984	4,342,594
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	4,490,000	4,490,000	4,440,000
Accumulated Amortization	2,037,417	1,797,917	1,330,535
Net Carrying Amount	2,452,583	2,692,083	3,109,465
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	690,000	690,000	630,000
Accumulated Amortization	660,000	650,000	630,000
Net Carrying Amount	$ 30,000	$ 40,000